Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Diluted loss per share (in Dollars per share)	$ (13.08)	$ (11.20)